PREPAYMENTS AND OTHER ASSETS (Tables)	6 Months Ended
Dec. 31, 2025
PREPAYMENTS AND OTHER ASSETS [Abstract]
Schedule of Prepayments

	December 31, 2025	June 30, 2025
	US$	US$
Current
Construction prepayments	1,036,849	2,741,220
Other prepayments	1,128,441	497,674
Total current prepayments	2,165,290	3,238,894

Non-current
Other non-current contract assets from U.S. Government(1)	1,270,000	-
Security deposits	447,647	438,704
Other non-current prepayments	1,503,335	459,031
Total non-current prepayments and other assets	3,220,982	897,735
Notes:
(1)See Note 1(c )